LEASES - Lease Costs Included in Statements of Operations (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Lease Cost
Operating lease cost	¥ 57,080	¥ 30,788
Sublease income	(537)	(1,382)
Total lease cost	¥ 56,543	¥ 29,406
Lease expense
Lease expense			¥ 11,423